INSURANCE CONTRACTS (Tables)	12 Months Ended
Dec. 31, 2024
Insurance Contracts [Abstract]
Schedule of liabilities under insurance contracts
The following table shows the reconciliation from the opening to the closing balances of the insurance liabilities related to the partnership’s insurance contracts from its residential mortgage insurer, reported by measurement components.

(US$ MILLIONS)	Estimates of present value of future cash flows	Risk adjustment	Contractual service margin	Total
Insurance contract liabilities, as at January 1, 2024	$385	$479	$1,070	$1,934
Change during period:
Changes that relate to current service:
Contractual service margin recognized for services provided	—	—	(426)	(426)
Change in risk adjustment recognized for the risk expired	—	(68)	—	(68)
Experience adjustments	(6)	—	—	(6)
Changes that relate to future service:
Contracts initially recognized in the period	(388)	135	253	—
Changes in estimates that adjust the contractual service margin	(52)	(96)	148	—
Changes that relate to past services:
Adjustments to liabilities for incurred claims	(13)	—	—	(13)
Insurance finance (income)/expenses	29	34	36	99
Foreign currency translation	(32)	(38)	(83)	(153)
	(462)	(33)	(72)	(567)
Cash flows:
Premiums received	565	—	—	565
Claims and other insurance service expenses paid	(41)	—	—	(41)
Insurance contract acquisition cash flows	(66)	—	—	(66)
Insurance contract liabilities, as at December 31, 2024	$381	$446	$998	$1,825

(US$ MILLIONS)	Estimates of present value of future cash flows	Risk adjustment	Contractual service margin	Total
Insurance contract liabilities as at January 1, 2023	$352	$585	$965	$1,902
Change during period:
Changes that relate to current service:
Contractual service margin recognized for services provided	—	—	(358)	(358)
Change in risk adjustment recognized for the risk expired	—	(82)	—	(82)
Experience adjustments	(14)	—	—	(14)
Changes that relate to future service:
Contracts initially recognized in the period	(306)	117	189	—
Changes in estimates that adjust the contractual service margin	(21)	(202)	223	—
Changes that relate to past services:
Adjustments to liabilities for incurred claims	6	4	—	10
Insurance finance (income)/expenses	22	46	28	96
Foreign currency translation	8	11	23	42
	(305)	(106)	105	(306)

Cash flows:
Premiums received	454	—	—	454
Claims and other insurance service expenses paid	(55)	—	—	(55)
Insurance contract acquisition cash flows	(61)	—	—	(61)
Insurance contract liabilities, as at December 31, 2023	$385	$479	$1,070	$1,934